Business Combination (Details 1) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Revenues	$ 3,877	$ 7,366	$ 8,470
Net loss	$ (20,637)	$ (57,904)	$ (20,828)